Related Party Transactions - Additional Information (Detail) - EUR (€)							12 Months Ended
	May 18, 2018	Dec. 19, 2017	Jun. 23, 2017	May 19, 2017	Jun. 06, 2016	May 19, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Total remuneration							€ 809,375	€ 932,375	€ 935,875
Employee expenses							€ 2,061,000,000	€ 2,234,000,000	€ 2,287,000,000
Proportion of variable compensation payable in next fiscal year							40.00%	40.00%	40.00%
Proportion of variable compensation equally payable in second third and fourth year							60.00%	60.00%	60.00%
Defined benefit pension contributions							€ 277,000,000	€ 318,000,000	€ 338,000,000
Defined benefit obligation service cost							131,000,000	158,000,000		€ 140,000,000
VAT liable amount							(169,969)	(195,799)	(196,534)
Total expenses for the members of the Executive Board							€ 6,300,000	5,300,000	8,000,000
Additional employer wage tax, estimated								0	1,394,000
Shares held in the entity that do not exceed the total of outstanding share capital, percentage							1.00%
Members of Management Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							€ 22,600,000	19,800,000	18,600,000
Other benefits for members of Management Board							900,000	900,000	1,900,000
Pension premiums for members of Management Board							4,500,000	3,700,000	3,400,000
Employee expenses							20,500,000	18,300,000	18,700,000
Fixed Compensation [member] | Members of Management Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							8,400,000	7,400,000	7,000,000
Fixed Compensation [member] | Executive Board Management [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							€ 7,100,000	€ 6,000,000	7,300,000
Variable compensation [member]
Disclosure of transactions between related parties [Line Items]
Variable compensation award, description							The variable compensation award is split 50/50 in cash payments and an allocation of shares.	The variable compensation award is split 50/50 in cash payments and an allocation of shares.
Variable compensation [member] | Members of Management Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							€ 8,700,000	€ 7,800,000	6,400,000
Employee expenses							6,900,000	6,300,000	6,000,000
Pensions [member] | Members of Management Board [member]
Disclosure of transactions between related parties [Line Items]
Employee expenses							4,300,000	3,700,000	3,200,000
Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							1,822,000	1,646,000	1,791,000
Vereniging Aegon [member] | Common shares B [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased	1,489,200	13,042,592	13,042,612	1,979,260	17,324,960
Proportion of value weight average price of common shares of 5 trading days	2.50%	0.025%	0.025%	0.025%	0.025%
Number of shares repurchased, value		€ 1,725,169.73			€ 1,968,332
Number of trading days		5 days			5 days
Proportion of voting rights held by related party		32.60%			32.60%
Vereniging Aegon [member] | Common shares [member]
Disclosure of transactions between related parties [Line Items]
Number of shares repurchased						13,450,835
Number of shares repurchased, value						€ 58,000,000
Number of trading days						5 days
Amount authorized under share repurchase program						€ 400,000,000
Percentage of shares repurchased						14.50%
Alex Wynaendts [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							5,015,000	4,683,000	4,538,000
Defined benefit pension contributions							1,952,000	1,733,000	1,666,000
Expense on IFRS accounting treatment in income statement							€ 4,403,000	€ 4,258,000	4,086,000
Shares held in the entity							494,779	448,601
Alex Wynaendts [member] | Variable compensation [member]
Disclosure of transactions between related parties [Line Items]
Cash compensation							€ 212,000	€ 229,000	€ 209,000
Compensation, number of shares							39,314	43,732	40,722
Cash compensation							€ 319,000	€ 344,000	€ 313,000
Compensation, number of shares							58,968	65,598	61,083
Alex Wynaendts [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							€ 1,062,000	€ 1,147,000	€ 1,044,000
Employee expenses							962,000	1,092,000	956,000
Matt Rider [member]
Disclosure of transactions between related parties [Line Items]
Defined benefit obligation service cost							379,000	175,000	0
VAT liable amount							2,091,000	1,342,000
Expense on IFRS accounting treatment in income statement							€ 1,887,000	€ 1,088,000	0
Shares held in the entity							20,462	0
Matt Rider [member] | Variable compensation [member]
Disclosure of transactions between related parties [Line Items]
Cash compensation							€ 152,000	€ 100,000
Compensation, number of shares							28,110	19,017
Cash compensation							€ 228,000	€ 150,000
Compensation, number of shares							42,162	28,522
Matt Rider [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration							€ 760,000	€ 499,000
Employee expenses							€ 545,000	€ 293,000
Darryl Button [member]
Disclosure of transactions between related parties [Line Items]
Employee expenses									1,237,000
Darryl Button [member] | Variable compensation [member]
Disclosure of transactions between related parties [Line Items]
Cash compensation									€ 149,000
Compensation, number of shares									29,614
Cash compensation									€ 224,000
Compensation, number of shares									44,424
Darryl Button [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration									€ 747,000